SUPPLEMENTARY SUMMARY OF INVESTMENT INFORMATION OTHER THAN INVESTMENTS IN RELATED PARTIES SCHEDULE I	12 Months Ended
Dec. 31, 2011
Summary Of Investments Other Than Investments In Related Parties [Abstract]
SUPPLEMENTARY SUMMARY OF INVESTMENT INFORMATION OTHER THAN INVESTMENTS IN RELATED PARTIES SCHEDULE I

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE I
SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2011

			Carrying
Type of Investment	Cost(A)	Fair Value	Value

	(In Millions)

Fixed Maturities:
U.S. government, agencies and authorities	$3,598	$3,948	$3,948
State, municipalities and political subdivisions	478	540	540
Foreign governments	393	447	447
Public utilities	3,643	4,025	4,025
All other corporate bonds	21,028	22,034	22,034
Redeemable preferred stocks	1,069	998	998
Total fixed maturities	30,209	31,992	31,992

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	18	19	19
Mortgage loans on real estate	4,281	4,432	4,281
Real estate joint ventures	99	N/A	99
Policy loans	3,542	4,700	3,542
Other limited partnership interests and equity investments	1,688	1,688	1,688
Trading securities	1,014	982	982
Other invested assets	2,340	2,340	2,340

Total Investments	$43,191	$46,153	$44,943

  Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.